SCHEDULE OF STOCK WARRANT ISSUED (Details) - Warrant [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, number of shares, beginning	11,774,164	11,246,433	7,035,473
Outstanding, number of shares, issued	1,120,313	527,731	4,210,960
Outstanding, number of shares, exercised
Outstanding, number of shares, forfeited
Outstanding, number of shares, expired
Outstanding, number of shares, ending balance	12,984,477	11,774,164	11,246,433